Accrued Expenses and Other Current Liabilities	9 Months Ended	12 Months Ended
	Jun. 30, 2026	Sep. 30, 2025
Payables and Accruals [Abstract]
Accrued Expenses and Other Current Liabilities

Note 6 — Accrued Expenses and Other Current Liabilities

Accrued expenses and other current liabilities consist of the following:

	June 30, 2026	September 30, 2025

Accrued compensation and benefits	$884	$1,212
Accrued professional fees	332	694
Accrued interest	64	393
Deferred revenue	1,452	1,047
Committed equity facility fees	1,478	1,478
Unpaid Merger-related transaction costs	1,090	1,090
RaGE Earnout	2,000	2,000
Other	1,814	3,208
Total accrued expenses and other current liabilities	$9,114	$11,122

Note 9 — Accrued Expenses and Other Current Liabilities

Accrued expenses and other current liabilities consist of the following:

	September 30,
	2025	2024

Accrued compensation and benefits	$1,212	$1,770
Accrued professional fees	694	340
Accrued interest	393	177
Deferred revenue	1,047	1,076
Committed equity facility fees	1,478	1,553
Unpaid Merger-related transaction costs	1,090	1,090
RaGE Earnout	2,000	2,098
Other	3,208	2,221
Total accrued expenses and other current liabilities	$11,122	$10,325